Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value of Options, Black-Scholes Model Assumptions

 The fair value of each option is estimated on the date of grant using the Black-Scholes model with the following assumptions:

	Years ended March 31,
	2011	2012	2013
Dividend yield	0%	0%	—
Expected term	5.5 – 7 years	5.5 – 7 years	—
Risk free interest rates	2.04% – 2.77%	1.23% – 2.84%	—
Expected volatility	75.88% – 77.61%	78.36% – 81.98%	—

Compensation Cost Allocated to Cost of Revenues and Operating Expenses

The compensation cost has been allocated to cost of revenues and operating expenses as follows:

	Year ended March 31,
	2011	2012	2013
	US$	US$	US$
Cost of revenues	78,559	60,224	50,151
Sales and marketing	161,506	138,930	122,316
Product development	187,378	385,737	321,473
General and administrative	131,714	202,983	262,150

Stock Option Plan 2002
Summary of Option Activity

A summary of option activity under the 2002 ESOP plan as of March 31, 2013, and changes during the year then ended is presented below:

Options	Number of Options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2012	17,750	16.61
Expired	1,250	2.28

Outstanding as at March 31, 2013	16,500	17.69	5.6	—

Exercisable as at March 31, 2013	8,625	13.70	3.2	—

Stock Option Plan 2004
Summary of Option Activity

A summary of option activity under the 2004 ESOP plan as of March 31, 2013, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2012	135,487	11.40
Forfeited	375	5.16

Outstanding as at March 31, 2013	135,112	11.41	3.6	19,600

Exercisable as at March 31, 2013	117,237	12.37	3.2	12,450

Stock Option Plan 2006
Summary of Option Activity

A summary of option activity under the 2006 ESOP plan as of March 31, 2013, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2012	516,438	8.48
Forfeited	10,625	5.26

Outstanding as at March 31, 2013	505,813	8.50	5.9	1,132,420

Exercisable as at March 31, 2013	363,563	9.80	5.3	793,030